Significant events for the year ended December 31, 2024 and the six-month period ended June 30, 2025 and subsequent events - For the six-month period ended June 30, 2025 (Details)	1 Months Ended			4 Months Ended	6 Months Ended	8 Months Ended	103 Months Ended
	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Jan. 31, 2025 shares	May 31, 2025 shares plan	Jun. 30, 2025 shares	Sep. 30, 2024 plan	Jun. 30, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares plans issued | plan				6		7
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	39,370		125,000		164,370		486,714
BSAs | Board Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years		4 years
Vesting percentage	25.00%		25.00%
AGA-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				4,565,727
AGA-2025 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				2 years
Vesting percentage				50.00%
AGA-2025 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Vesting percentage				25.00%
AGA-2025 | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Vesting percentage				25.00%
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				123,102
Vesting period				2 years
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		50,000		50,000
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				4,319,500